Performance Management - BNY Mellon Intermediate Municipal Bond Fund, Inc.	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of the Bloomberg U.S. Municipal Bond Index, a broad measure of market performance, and the Bloomberg Municipal Bond: 7 Year Index (6-8). The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.by.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 6.35 Worst Quarter 2022, Q1: (5.63) The year-to-date total return of the fund's shares as of June 30, 2025 was 0.41%.
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Intermediate Municipal Bond Fund, Inc.		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Municipal Bond Index
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		1.05%	0.99%	2.25%
Bloomberg Municipal Bond: 7 Year Index (6-8)reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		0.51%	0.92%	2.00%
BNY Mellon Intermediate Municipal Bond Fund, Inc. | Average Annual Return, Label [Optional Text]	returns before taxes
BNY Mellon Intermediate Municipal Bond Fund, Inc. | Average Annual Return, Percent		0.96%	0.71%	1.83%
BNY Mellon Intermediate Municipal Bond Fund, Inc. | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
BNY Mellon Intermediate Municipal Bond Fund, Inc. | After Taxes on Distributions | Average Annual Return, Percent		0.96%	0.65%	1.69%
BNY Mellon Intermediate Municipal Bond Fund, Inc. | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
BNY Mellon Intermediate Municipal Bond Fund, Inc. | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.64%	1.06%	1.94%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Intermediate Municipal Bond Fund, Inc.
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's shares as of
Bar Chart, Year to Date Return	0.41%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.63%)
Lowest Quarterly Return, Date	Mar. 31, 2022